                                                     REGISTRATION NO. 333-64749
                                                     REGISTRATION NO. 811-07659
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        Pre-Effective Amendment No.                  [_]
                      Post-Effective Amendment No. 67                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                     THE INVESTMENT COMPANY ACT OF 1940              [_]
                             Amendment No. 332                       [X]
                       (Check appropriate box or boxes)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -----------------

                 Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485
       [_]On (date) pursuant to paragraph (b) of Rule 485.
       [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 67 ("PEA") to the Form N-4 Registration Statement No. 333-64749 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Lump Sum Payment Option Supplement. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER __, 2014 TO CURRENT PROSPECTUSES DATED MAY 1, 2014
FOR

..   ACCUMULATOR(R)
..   ACCUMULATOR(R) ELITE
..   ACCUMULATOR(R) PLUS
..   ACCUMULATOR(R) SELECT
..   ACCUMULATOR(R) SERIES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2014 (collectively the "Prospectus") you received. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement describes a "new" lump sum payment option ("Guaranteed Benefit Lump Sum Payment"), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option or taking certain guaranteed withdrawals and keeping a guaranteed death benefit under the Guaranteed withdrawal benefit for life option. PLEASE BE ADVISED THAT ELECTING THE GUARANTEED BENEFIT LUMP SUM PAYMENT IS COMPLETELY VOLUNTARY AND YOU ARE NOT REQUIRED TAKE ANY ACTION AT THIS TIME UNDER YOUR CONTRACT.

1. The following is added after the last paragraph under "Guaranteed benefit offers" in "Contracts features and benefits":

GUARANTEED BENEFIT LUMP SUM PAYMENT OPTION

The Guaranteed Benefit Lump Sum Payment option is currently available under the following limited circumstances.

   (1)If you elected a Guaranteed minimum income benefit ("GMIB"), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges;

                                      or

   (2)If you elected a Guaranteed withdrawal benefit for life ("GWBL") or elected a GMIB that converted to a GWBL, and your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, we will send you a letter describing the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract. In the case of the GWBL, we will issue you a supplemental life annuity contract and any of the applicable benefits will continue.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

  .   The owner/annuitant's life expectancy (based on gender and age);

  .   The current annual payment in the form of a single life annuity;

  .   The interest rate at the time your account value fell to zero; and

  .   Any remaining guaranteed minimum death benefit under the GWBL feature.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the computed contract reserve. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any remaining annual payments under a Customized payment plan or Maximum payment plan and any outstanding withdrawal charge.

                   IM-05-14 (7/14)
                   559253                             Catalog No. 153056 (7/14)
                   Accumulator 6, 7, 8, 9
                   (Inforce)                                            #760037

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB and/or the opportunity to take certain guaranteed withdrawals and keep any level of guaranteed death benefit under the GWBL. When you purchased your contract you made a determination that the income stream available under the GMIB or the GWBL was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

  . Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB or the GWBL;

  . If you have the GWBL, whether it is important for you to leave a minimum death benefit to your beneficiaries; and

  . Whether a lump sum payment is more important to you than a future stream of payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would benefit since you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable. For information on tax consequences, please see the section entitled "Tax information" in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.



 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                            Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                         1290 Avenue of the Americas,
                              New York, NY 10104
                                (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER __, 2014 TO CURRENT PROSPECTUSES DATED MAY 1, 2014
FOR

..   ACCUMULATOR(R)
..   ACCUMULATOR(R) ELITE
..   ACCUMULATOR(R) PLUS
..   ACCUMULATOR SELECT

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information dated May 1, 2014 (collectively the "Prospectus") you received. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

This Supplement describes a "new" lump sum payment option ("Guaranteed Benefit Lump Sum Payment"), which is currently available under limited circumstances, as an alternative to receiving periodic cash payments over your lifetime under the Guaranteed minimum income benefit option. PLEASE BE ADVISED THAT ELECTING THE GUARANTEED BENEFIT LUMP SUM PAYMENT IS COMPLETELY VOLUNTARY AND YOU ARE NOT REQUIRED TAKE ANY ACTION AT THIS TIME UNDER YOUR CONTRACT.

1. The following is added after the last paragraph under "Guaranteed benefit offers" in "Contracts features and benefits":

GUARANTEED BENEFIT LUMP SUM PAYMENT OPTION

The Guaranteed Benefit Lump Sum Payment option is currently available under limited circumstances. It is available to you if you elected a Guaranteed minimum income benefit ("GMIB"), and the no-lapse guarantee is in effect and your account value falls to zero, either due to a withdrawal that is not an Excess withdrawal or due to a deduction of charges.

We reserve the right to terminate the availability of this option at any time. This option is not available under Rollover TSA contracts.

If your account value falls to zero, as described above, we will send you a letter describing the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment.

If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate. If you do not make an election, we will automatically exercise your GMIB by issuing a supplementary annuity contract using the default option described in your contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations. In general, the contract reserve is the present value of future benefit payments. In determining your contract reserve, we take into account the following factors:

  .   The owner/annuitant's life expectancy (based on gender and age);

  .   The current annual payment in the form of a single life annuity; and

  .   The interest rate at the time your account value fell to zero.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the computed contract reserve. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you then of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any remaining annual payments under a Customized payment plan or Maximum payment plan and any outstanding withdrawal charge.

In the event your account falls to zero, as described above, you should evaluate this payment option carefully. If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the ability to receive periodic cash payments over your lifetime under the GMIB. When you purchased your contract you made a determination that the income stream available under the GMIB was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

  . Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GMIB; and

  . Whether a lump sum payment is more important to you than a future stream of payments.

                   IM-06-14 (7/14)
                   561343                             Catalog No. 153057 (7/14)
                   Accumulator '04 (Inforce)                            #759893

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you would benefit since you would immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable. For information on tax consequences, please see the section entitled "Tax information" in the Prospectus.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms upon advance notice to you.




 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                            Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                         1290 Avenue of the Americas,
                              New York, NY 10104
                                (212) 554-1234

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 and the Statement of Additional Information to be filed by Amendment.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1. Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit (1) to the Registration Statement No. 333-05593 on June 10, 1996.

          2.  Not applicable.

          3.  (a)           Distribution Agreement, dated as of January 1, 1998
                            by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5,
                            2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (a)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on
                            April 24, 2012.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64749) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 333-64749) on April 19, 2001.

              (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with Registration Statement (File No. 2-30070) on April 19, 2004, and incorporated herein by reference.

              (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593) on April 24, 2012.

              (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4
                            (File No.333-05593) on April 24, 2012.

              (d)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                            April 24, 2012.

              (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (d)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  (a)           Form of group annuity contract no. 1050-94IC,
                            incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No.
                            33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages for Accumulator-IRA and Accumulator-NQ, incorporated herein by reference to
                            Exhibit 4(m) to Registration Statement No.
                            333-05593 filed December 31, 1997.

              (d) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (e) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File
                            No. 33-83750), filed April 23, 1996.

              (f) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to
                            Exhibit 4(n) to Registration Statement
                            No. 333-05593 filed December 31, 1997.

              (g) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to
                            Exhibit 4(o) to Registration Statement
                            No. 333-05593 filed December 31, 1997.

              (h)           Form of Custodial Owned Roth IRA endorsement no.
                            98COROTH to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (i) Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4(j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (j) Form of endorsement for Extra Credit Annuity No. 98ECENDI and Data Pages 94ICA/B, previously filed with this Registration Statement File
                            No. 333-64749 on September 30, 1998.

              (k) Form of endorsement applicable to Defined Contribution Qualified Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on September 30, 1998.

              (l) Form of data pages for Equitable Accumulator plus TSA, previously filed with this Registration Statement, File No. 333-64749 on Form N-4, filed on December 28, 1999.

              (m) Form of Endorsement applicable to TSA Certificates, incorporated by reference to Exhibit No. 4(t) to Registration Statement File No. 333-05593 on Form N-4, filed May 22, 1998.

              (n) Form of endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA Certificates, previously filed with this Registration Statement File No. 333-05593 on April 25, 2000.

              (o) Form of Endorsement applicable to Roth IRA Contracts, Form No. 1M-ROTHBCO-1 previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (p) Revised Form of Endorsement applicable to IRA certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File
                            No. 333-64749 on April 25, 2001.

              (q) Form of Endorsement applicable to Non-Qualified Certificates Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (r) Form of Endorsement applicable to credits applied to annuity account value previously filed with this Registration Statement File No. 333-64749 on
                            April 25, 2001.

              (s) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (t) Form of data pages for Equitable Accumulator Plus Rollover IRA (revised), Roth Conversion IRA, NQ (revised), QP-Defined Contribution, QP-Defined Benefit, TSA (revised) previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (u) Form of amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (v) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (w) Form of Data Pages for Accumulator Plus, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (x) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File
                            No. 333-64749 on December 20, 2001.

              (y) Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (z) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (a)(a) Form of Guaranteed Minimum Income Benefit Rider, Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (b)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (c)(c) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (d)(d) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (e)(e) Form of Data Page for Accumulator Plus, Form No. 2002DPPPlus previously filed with this Registration Statement (File No. 333-64749), on March 8, 2002.

              (f)(f) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (g)(g)        Form of Endorsement for Accumulator Form No.
                            2002EGTRRA incorporated herein by reference to
                            Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (h)(h) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (i)(i) Form of Protection Plus Optional Death Benefit Rider, Form No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (j)(j) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002MDB-6% or AR Rollup incorporated herein by reference to Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (k)(k) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%Rollup, incorporated herein by reference to Exhibit No. 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (l)(l)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (m)(m)        Form of Guaranteed Minimum Death Benefit Rider,
                            Form No. 2002GMIB-6%Rollup, incorporated herein by reference to Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the

                            Registration Statement (File No. 333-31131), filed March 8, 2002.

              (o)(o) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (p)(p)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit
                            No. 4(a)(d) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (q)(q)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit
                            No. 4(a)(e) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (r)(r)        Form of Guaranteed Minimum Death Benefit Rider (No.
                            2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit
                            No. 4(a)(f) to the Registration Statement (File
                            No. 333-05593) filed on April 23, 2003.

              (s)(s) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002
                            GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (t)(t) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (u)(u) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB, incorporated herein by reference to Exhibit 4(a)(i) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (v)(v) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85], incorporated herein by reference to Exhibit 4(a)(j) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (w)(w) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit), incorporated herein by reference to
                            Exhibit 4(a)(k) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

              (x)(x)        Form of Protection Plus Optional Death Benefit
                            Rider (No. 2003PPDB), incorporated herein by reference to Exhibit 4(a)(l) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

              (y)(y) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB), incorporated herein by reference to Exhibit 4(a)(m) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

              (z)(z) Form of Spousal Protection Rider applicable to [Non-Qualified][Certificate/Contract]s (No. 2003
                            SPPRO), incorporated herein by reference to Exhibit 4(a)(n) to the Registration Statement (File
                            No. 333-05593) filed on May 8, 2003.

              (a)(a)(a) Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

              (b)(b)(b) Form of Data Pages (No. 2003DP), incorporated herein by reference to Exhibit 4(a)(p) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

              (c)(c)(c) Form of Data Pages (No. 2003DPPlus) previously filed with this Registration Statement File No. 333-64749 filed on May 8, 2003.

              (d)(d)(d) Form of Guaranteed Withdrawal Benefit ("GWB") Rider (No. 2004 GWB-A), incorporated by reference to Exhibit No. 4(a)(r) to Registration Statement File No. 333-05593, filed May 3, 2004.

              (e)(e)(e) Form of Guaranteed Withdrawal Benefit ("GWB") Rider (No. 2004 GWB-B), incorporated by reference to Exhibit No. 4(a)(s) to Registration Statement File No. 333-05593, filed May 3, 2004.

              (f)(f)(f) Form of Data Pages (2004DPGWB), incorporated by reference to Exhibit No. 4(a)(t) to Registration Statement File No. 333-05593, filed May 3, 2004.

              (g)(g)(g) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(u) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (h)(h)(h) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(v) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (i)(i)(i) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(w) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (j)(j)(j) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)) incorporated herein by reference to
                            Exhibit 4(a)(x) to Registration Statement (File
                            No. 333-05593) on Form N-4, filed April 20, 2005.

              (k)(k)(k) Form of Change of Ownership Endorsement (2004COO), incorporated herein by reference to Exhibit 4(a)(y) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

              (l)(l)(l) Form of Endorsement Applicable to TSA Contracts (2004TSA) incorporated herein by reference to
                            Exhibit 4(a)(z) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

              (m)(m)(m) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(a)(a)(a) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

              (n)(n)(n) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(b)(b)(b) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

              (o)(o)(o) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB) incorporated herein by reference to
                            Exhibit 4.(c)(c)(c) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

              (p)(p)(p) Form of endorsement, No. 2005TRBNS, previously filed with this Registration Statement File No. 333-64749 on April 20, 2006.

              (q)(q)(q) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.
                            (d)(d)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (r)(r)(r) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4.
                            (e)(e)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (s)(s)(s) Form of Data Page No. 2006GWB DP, incorporated herein by reference to Exhibit 4. (f)(f)(f) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (t)(t)(t) Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4. (g)(g)(g) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (u)(u)(u) Form of Endorsement No. 2006TSA-GWB, incorporated herein by reference to Exhibit 4. (i)(i)(i) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (v)(v)(v) Form of Endorsement No. 2006CRT, incorporated herein by reference to Exhibit 4. (j)(j)(j) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (w)(w)(w) Form of Endorsement No. 2006FMO, incorporated herein by reference to Exhibit 4. (k)(k)(k) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (x)(x)(x) Form of Endorsement No. 2006IRA-ACC, incorporated herein by reference to Exhibit 4. (l)(l)(l) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (y)(y)(y) Form of Endorsement No. 2006IRA-GWB, incorporated herein by reference to Exhibit 4. (m)(m)(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (z)(z)(z) Form of Endorsement No. 2006NQ-ACC, incorporated herein by reference to Exhibit 4. (n)(n)(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(b) Form of Endorsement No. 2006NQ-GWB, incorporated herein by reference to Exhibit 4. (o)(o)(o) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(c) Form of Endorsement No. 2006QP-ACC, incorporated herein by reference to Exhibit 4. (p)(p)(p) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(d) Form of Endorsement No. 2006QP-GWB, incorporated herein by reference to Exhibit 4. (q)(q)(q) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(e) Form of Endorsement No. 2006ROTH-ACC, incorporated herein by reference to Exhibit 4. (r)(r)(r) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(f) Form of Endorsement No. 2006ROTH-GWB, incorporated herein by reference to Exhibit 4. (s)(s)(s) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(g) Form of Endorsement No. 2006TSA-ACC, incorporated herein by reference to Exhibit 4. (t)(t)(t) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(h) Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4. (w)(w)(w) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(i) Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4. (x)(x)(x) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(j) Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(k) Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4. (z)(z)(z) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(l) Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4. (a)(a)(b) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(m) Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4. (a)(a)(c) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(n) Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4. (a)(a)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(o) Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4. (a)(a)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (a)(a)(p) Form of Data Page No. 2006DPPlus, previously filed with this Registration Statement File
                            No. 333-64749, filed June 15, 2006.

              (a)(a)(q) Form of Endorsement No. 2006TRBNS, previously filed with this Registration Statement File
                            No. 333-64749, filed June 15, 2006.

              (a)(a)(r) Form of Contract for Individual Fixed and Variable Annuity (2007DPPlus). Filed with this Registration Statement File No. 333-64749 on May 15, 2007.

              (a)(a)(s)     Form of Endorsement for Individual Fixed and

                            Variable Annuity (2007MMDCA). Filed with this Registration Statement File No. 333-64749 on May 15, 2007.

              (a)(a)(t) Form of Data Page for Individual Fixed and Variable Annuity (2007DP), incorporated herein by reference to Exhibit 4 (a)(a)(g) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(a)(u) Form of Data Page for Individual Fixed and Variable Annuity (2007GWBL DP), incorporated herein by reference to Exhibit 4(a)(a)(h) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(a)(v) Form of Data Page for Individual Fixed and Variable Annuity (2007DPTOBCO), incorporated herein by reference to Exhibit 4(a)(a)(i) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(a)(w) Form of Rider for Individual Fixed and Variable Annuity (2007GMIB), incorporated herein by reference to Exhibit 4(a)(a)(n) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(a)(x) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR), incorporated herein by reference to Exhibit 4(a)(a)(o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(a)(y) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR-R), incorporated herein by reference to Exhibit 4(a)(a)(p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(a)(z) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-6), incorporated herein by reference to Exhibit 4(a)(a)(q) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(a) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-3), incorporated herein by reference to Exhibit 4(a)(a)(r) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(c) Form of Rider for Individual Fixed and Variable Annuity (2007GMDBOPR), incorporated herein by reference to Exhibit 4(a)(a)(s) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(d) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-AR), incorporated herein by reference to Exhibit 4(a)(a)(t) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(e) Form of Rider for Individual Fixed and Variable Annuity (2006GWB - rev 5-07 NQ), incorporated herein by reference to Exhibit 4 (a)(a)(u) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(f) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-ACC), incorporated herein by reference to Exhibit 4(a)(a)(v) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(g) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-GWB), incorporated herein by reference to Exhibit 4(a)(a)(w) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(h) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-ACC), incorporated herein by reference to Exhibit 4(a)(a)(x) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(i) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-GWB), incorporated herein by reference to Exhibit 4(a)(a)(y) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(j) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-ACC-rev 5-07), incorporated herein by reference to Exhibit 4(a)(a)(z) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(k) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-GWB - rev 5-07), incorporated herein by reference to Exhibit 4(a)(b)(a) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(l) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-ACC - rev 5-07), incorporated herein by reference to Exhibit 4(a)(b)(b) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(m) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-GWB - rev 5-07), incorporated herein by reference to Exhibit 4(a)(b)(c) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(n) Form of Endorsement for Individual Fixed and Variable Annuity (2007COO), incorporated herein by reference to Exhibit 4(a)(b)(e) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(o) Form of Endorsement for Individual Fixed and Variable Annuity (2007PREDB), incorporated herein by reference to Exhibit 4(a)(b)(f) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

              (a)(b)(p)     Form of Guaranteed Withdrawal Benefit
                            (("GWB")(rev0208)) is incorporated herein by reference to Exhibit 4.(a)(b)(g) to the Registration Statement (File No. 333-05593) filed on October 15, 2007.

              (a)(b)(q) Form of Date Page Rider for Individual Fixed and Variable Annuity (2007GWBL DP (rev (0208)) is incorporated herein by reference to Exhibit 4.(a)(b)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2008.

              (a)(b)(r) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (No. 2008GWBL), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(s) Form of Memorandum of Variable Material for Rider Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(t) Form of Data Pages (No. 2008DP), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(u) Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Withdrawal Benefit for Life ("GWBL") or Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2008ADOPT), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(v) Form of Guaranteed Minimum Death Benefit Rider w/ Optional Reset (GMBD) (No. 2008GMDBOPR). Previously filed with this Registration Statement File
                            No. 333-64749 on August 20, 2008.

              (a)(b)(w)     Form of Guaranteed Minimum Death Benefit Rider
                            (GMDB) (No. 2008GMDBSA), previously filed with this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(b)(x) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(y) Form of Endorsement Applicable to Credits Applied to Annuity Account Value (No. 2008TRBNS), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(b)(z) Form of Endorsement Applicable to the Deferment Provision (No. 2008DEFER), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(a) Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-ACC), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(b) Form of Endorsement Applicable to Custodial Contracts (No. 2008IRA-CSTDL-NS), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(c) Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-GWB), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(d) Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-ACC), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(e) Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-GWB), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(f) Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-ACC), previously filed with this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(g) Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-GWB), previously filed with this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(h) Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-ACC), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(i) Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-GWB), previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(j)     Form of Non-Spousal Beneficiary Continuation Option
                            (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), previously filed with this Registration Statement File No. 333-64749 on
                            August 20, 2008.

              (a)(c)(k) Form for use with Certificate Form No. 2006BASEA/2006BASEB or Contract Form No. 2006BASE-I-A/2006BASE-I-B (Depending on
                            Jurisdiction) Marketed as AXA Equitable's
                            "Accumulator Series 08" ("Accumulator",
                            "Accumulator Select", "Accumulator Plus" and
                            "Accumulator Elite", previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

              (a)(c)(l) Form of Data Pages (No. 2008DPPlus), previously filed with this Registration Statement File
                            No. 333-64749 on August 20, 2008.

              (a)(c)(m) Form of Revised Guaranteed Minimum Income Benefit ("GMIB") Rider (also known as the Living Benefit) JS06 GMIB1, previously filed with this Registration Statement File No. 333-64749 on April 23, 2009.

              (a)(c)(n) Form of Revised Guaranteed Minimum Income Benefit ("GMIB") Rider (also known as the Living Benefit) AND Guaranteed Minimum Death Benefit ("GMDB") Rider JS06 GMIB2, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(o) Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Minimum Income Benefit ("GMIB") Rider, Form No. 2009ADOPT, previously filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(p) Form of Endorsement Applicable to Investment Options, Form No. 2009GOA, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(q) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging, Form No. 2009MMSDCA, filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(r) Form of Endorsement Applicable to GWBL Maturity Date Annuity Benefit, Form No. 2009GWBLMD, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(s) Form of Endorsement Applicable to Section 6.02, "Payment Upon Death", Form No. 2009DBENDO, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(t) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider Annual Ratchet to Age [85], Form
                            No. 2009GMDBAR, previously filed with this Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(u) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2009GMDBOPR, previously filed with this Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(v) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider with Optional Reset of [5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit, Form
                            No. 2009GMIB, previously filed with this Registration Statement File No. 333-64749 on
                            May 13, 2009.

              (a)(c)(w) Form of Data Pages, Form No. 2009DPPLUS, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

              (a)(c)(x) Form of Data Pages, Form No. 2009DPWVR, previously filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(y) Form of Data Pages, Form No. 2009DP, previously filed with this Registration Statement File
                            No. 333-64749 on May 13, 2009.

              (a)(c)(z) Form of Endorsement Applicable to Traditional IRA Contracts (ICC11IRA1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(a) Form of Endorsement Applicable to Qualified Defined Contribution Plans (ICC11QP-DC1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(b) Form of Endorsement Applicable to Qualified Defined Benefit Plans (ICC11QP-DB1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(c) Form of Endorsement Applicable to Non-Qualified Contracts (ICC11NQ1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(d) Form of Endorsement Applicable to ROTH-IRA Contracts (ICC11ROTH1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(e)(i)  Form of Endorsement Applicable to the Asset
                            Transfer Program ("ATP"), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(e)(ii) Form of Endorsement Applicable to Allocation
                            (ICC11GOA), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(f) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (ICC11SDCA), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(g) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (ICC11MMSDCA), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(h) Form of Data Pages - Table of Guaranteed Annuity Payments (ICC11DP-TGAP-B), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(i) Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement
                            (ICC11INHIRA1), previously filed with this
                            Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(j) Form of Inherited Roth IRA Beneficiary Continuation Option (BCO) Endorsement (ICC11INHROTH1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(k) Form of Guaranteed Minimum Income Benefit Rider [I-Asset Allocation] with Guaranteed Withdrawal Benefit for Life Conversion Benefit (ICC11GMIB), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(l) Form of "Greater of" Death Benefit Rider [I- Asset Allocation] Greater of Annual Rollup to Age [85] GMDB or Highest Anniversary Value to Age [85] GMDB (ICC11GMDBGR), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(m) Form of [Earnings Enhancement Benefit] Optional Death Benefit Rider (ICC11EEB), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(n)(i)  Form of Highest Anniversary Value Death Benefit
                            Rider Highest Anniversary Value to Age [85] GMDB (ICC11GMDBHAV), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(n)(ii) Form of Highest Anniversary Value Death Benefit
                            Rider Highest Anniversary Value to Age [85] GMDB (ICC11GMDBHAV-IB), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

              (a)(d)(p) Form of Data Pages, Form ICC11DPACC-C, previously filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(q) Form of Data Pages, Form ICC11DPACC-CP, previously filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(r) Form of Data Pages, Form ICC11DPACC-L, previously filed with this Registration Statement File
                            No. 333-64749 on August 5, 2011.

              (a)(d)(s)     Form of Guaranteed Minimum Income Benefit Rider [I
                            - Asset Allocation] with Guaranteed Withdrawal Benefit for Life Conversion Benefit, previously filed with this Registration Statement File
                            No. 333-64749 on April 25, 2012.

              (a)(d)(t) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to
                            Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

              (a)(d)(u) Form of Endorsement Terminating the Guaranteed Withdrawal Benefit for Life Rider and any Applicable Guaranteed Minimum Death Benefit offered thereunder (Form No. (2013GWBL-BO-I), incorporated herein by reference to Exhibit 4(a)(c)(q) to the Registration Statement (File No. 333-05593) on
                            Form N-4 filed on April 23, 2014.

              (a)(d)(v) Form of Endorsement Terminating the Guaranteed Withdrawal Benefit for Life Rider and any Applicable Guaranteed Minimum Death Benefit (2013GWBL-BO-G) offered thereunder, incorporated herein by reference to Exhibit 4(a)(c)(r) to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

              (a)(d)(w) Form of Endorsement Terminating the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Death Benefit(s) offered thereunder (2013GMIB-BO-I), incorporated herein by reference to Exhibit 4(a)(c)(s) to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

              (a)(d)(x) Form of Endorsement Terminating the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Death Benefit(s) (2013GMIB-BO-G) offered thereunder, incorporated herein by reference to
                            Exhibit 4(a)(c)(t) to the Registration Statement (File No. 333-05593) on Form N-4 filed on April 23, 2014.

              (a)(d)(y) Form of Lump Sum Payment Option Endorsement to be filed by Amendment.

          5.  (a)      Form of Enrollment Form/Application for Equitable
                       Accumulator (IRA, NQ, and QP), incorporated herein by reference to Exhibit 5(e) to Registration Statement
                       No. 333-05593, filed May 1, 1998.

              (b) Form of application for Accumulator, Form No.2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (c) Form of application for Accumulator, Form No.2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (d) Form of application for Accumulator(R) Plus(SM), Form No. 2004App02, previously filed with this Registration Statement File No. 333-64749, on April 20, 2006.

         (e) Form of Application No. 2006 App 02, incorporated herein by reference to Exhibit 5. (m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

         (f) Form of Application No. 2006 App 01, incorporated herein by reference to Exhibit 5. (n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

         (g) Form of Application for Accumulator (2007App 01), incorporated herein by reference to Exhibit 5 (o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

         (h) Form of Application for Accumulator (2007App 02), incorporated herein by reference to Exhibit 5 (p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

         (i)     Form of Application for Accumulator(R) PlusSM, Form
                 No. 2008 App 01 P, previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

         (j)     Form of Application for Accumulator(R) PlusSM, Form
                 No. 2008 App 02 P, previously filed with this Registration Statement File No. 333-64749 on August 20, 2008.

         (k)     Form of Application for Accumulator(R) Plus(SM), Form
                 No. 2009 App 01 P, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

         (l)     Form of Application for Accumulator(R) Plus(SM), Form
                 No. 2009 App 02 P, previously filed with this Registration Statement File No. 333-64749 on May 13, 2009.

         (m)     Form of Flexible Premium Deferred Fixed and Variable
                 Annuity Contract (ICC11BASE1), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

         (n)     Form of Flexible Premium Deferred Fixed and Variable
                 Annuity Contract (ICC11BASE2), previously filed with this Registration Statement File No. 333-64749 on August 5, 2011.

         (o)     Form of Application for an Individual Annuity
                 (ICC12APP01ACC11), previously filed with this Registration Statement File No. 333-64749 on April 25, 2012.

         (p)     Form of Application for an Individual Annuity
                 (ICC12APP02ACC11), previously filed with this Registration Statement File No. 333-64749 on April 25, 2012.

     6.  (a)     Restated Charter of AXA Equitable, as amended August 31,
                 2010, incorporated herein by reference to Registration
                 Statement on Form N-4, (File No. 333-05593), filed on April
                 24, 2012.

         (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

     7.          N.A.

     8.  (a)     Amended and Restated Participation Agreement among EQ
                 Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                 Equitable"), AXA Distributors and AXA Advisors dated July
                 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                 Registration Statement on Form N-1A (File No. 333-17217 and
                 811-07953), filed on February 7, 2003.

         (a)(a) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

         (a)(b) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.


         (a)(c) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

         (a)(d) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

         (a)(e) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

         (a)(f) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

         (a)(g) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

         (a)(h) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

         (a)(i) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

         (a)(j) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

         (a)(k) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

         (a)(l) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

         (a)(m) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

         (a)(n) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

         (a)(o) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

         (a)(p) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

         (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

         (b)(a) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

         (b)(b) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

         (b)(c) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

     9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel, filed herewith.

          10. (a) Consent of the independent registered public accounting firm to be filed by amendment.

              (b)      Powers of Attorney, filed herewith.

          11.          Not applicable.

          12.          Not applicable.

          13.          Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                   AXA EQUITABLE
------------------                 --------------------------
DIRECTORS

Henri de Castries                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                      Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh               Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                      Director
900 20th Avenue South
Nashville, TN 37212

Peter S. Kraus                     Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                  Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                      Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                   Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan                 Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                      Chairman of the Board,
                                   Chief Executive Officer, Director and
                                   President

OTHER OFFICERS

*Dave S. Hattem                    Senior Executive Director and General
                                   Counsel

*Heinz-Juergen Schwering           Senior Executive Director and Chief Risk
                                   Officer

*Anders B. Malmstrom               Senior Executive Director and Chief
                                   Financial Officer

*Salvatore Piazzolla               Senior Executive Director and Chief Human
                                   Resources Officer

*Joshua E. Braverman               Senior Executive Director and Treasurer

*Anthony F. Recine                 Managing Director, Chief Compliance Officer
                                   and Deputy General Counsel

*Sharon A. Ritchey                 Senior Executive Director and Chief
                                   Operating Officer

*Michael B. Healy                  Executive Director and Chief Information
                                   Officer

*Andrea M. Nitzan                  Executive Director and Chief Accounting
                                   Officer

*Nicholas B. Lane                  Senior Executive Director and Head of U.S.
                                   Life and Retirement

*Robert O. Wright, Jr.             Senior Executive Director and Head of
                                   Wealth Management

*Kevin Molloy                      Senior Executive Director

*Kevin E. Murray                   Executive Director

*Keith Floman                      Managing Director and Chief Actuary

*David Kam                         Managing Director and Actuary

*Michel Perrin                     Managing Director and Actuary

*Karen Field Hazin                 Lead Director, Secretary and Associate
                                   General Counsel

*Naomi J. Weinstein                Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

                 Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

                 AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2013 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 22, 2014.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2013 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 22, 2014.

Item 27. Number of Contractowners

         As of May 31, 2014, there were 68,316 Qualified Contractholders and 36,928 Non-Qualified Contractholders of the contracts offered by the Registrant under this registration statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                 Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

       (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, 301, A and
I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or (i) AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Robert O. Wright, Jr.             Director, Chairman of the Board and Chief
                                   Executive Officer

*Kevin Molloy                      Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*John C. Taroni                    Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Sharon A. Ritchey                 Director

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Manish Agarwal                    Senior Vice President

*Ori Ben-Yishai                    Senior Vice President

*David Ciotta                      Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*John C. Taroni                    Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of July, 2014.

                                      SEPARATE ACCOUNT NO. 49 OF
                                      AXA EQUITABLE LIFE INSURANCE
                                      COMPANY
                                                 (Registrant)

                                      By:  AXA Equitable Life Insurance
                                           Company
                                                 (Depositor)

                                      By:  /s/ Dodie Kent
                                           -------------------------------------
                                           Dodie Kent
                                           Vice President and Associate
                                           General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
 New York, on this 22nd day of July, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ----------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Danny L. Hale   Lorie A. Slutsky
Ramon de Oliveira            Peter S. Kraus  Richard C. Vaughan
Denis Duverne                Mark Pearson
Barbara Fallon-Walsh         Bertram Scott

*By:  /s/ Dodie Kent
      -------------------
      Dodie Kent
      Attorney-in-Fact
      July 22, 2014

                                 EXHIBIT INDEX

EXHIBIT                                             TAG
NO.                                                 VALUE
-------                                             -----

 9      Opinion and Consent of Counsel              EX-99.9

 10(b)  Powers of Attorney                          EX-99.10b